Quarterly Holdings Report
for

Fidelity® Growth Company Fund

August 31, 2020

GCF-QTLY-1020
1.805820.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.7%
Entertainment - 2.8%
Activision Blizzard, Inc.	2,298,642	$191,983
Electronic Arts, Inc. (a)	415,869	58,001
Lions Gate Entertainment Corp. Class A (a)(b)	82,868	807
NetEase, Inc. ADR	147,474	71,851
Netflix, Inc. (a)	818,112	433,239
Nintendo Co. Ltd.	35,016	18,849
Roku, Inc. Class A (a)	3,199,109	554,981
Sea Ltd. ADR (a)	2,002,323	305,975
The Walt Disney Co.	234,966	30,985
Zynga, Inc. (a)	778,441	7,053
		1,673,724
Interactive Media & Services - 7.3%
Alphabet, Inc.:
Class A (a)	1,183,745	1,928,948
Class C (a)	689,981	1,127,553
Facebook, Inc. Class A (a)	3,978,031	1,166,359
InterActiveCorp (a)	34,300	4,562
Match Group, Inc. (a)	185,647	20,733
Snap, Inc. Class A (a)	984,082	22,230
Tencent Holdings Ltd.	597,396	40,813
Twitter, Inc. (a)	458,767	18,617
Zillow Group, Inc. Class C (a)(b)	337,915	28,980
		4,358,795
Media - 0.0%
Comcast Corp. Class A	232,403	10,414
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	3,244,515	378,570

TOTAL COMMUNICATION SERVICES		6,421,503

CONSUMER DISCRETIONARY - 23.3%
Automobiles - 2.5%
Li Auto, Inc. ADR (a)(b)	557,187	9,082
Tesla, Inc. (a)	2,996,250	1,493,091
XPeng, Inc. ADR (a)	614,200	12,591
		1,514,764
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	44,454	58,247
Hyatt Hotels Corp. Class A	164,643	9,301
Marriott International, Inc. Class A	991,831	102,069
McDonald's Corp.	3,540	756
Penn National Gaming, Inc. (a)	2,121,274	108,397
Planet Fitness, Inc. (a)	188,338	11,449
Shake Shack, Inc. Class A (a)(b)	85,811	5,857
Starbucks Corp.	1,531,851	129,395
Yum China Holdings, Inc.	718,224	41,449
		466,920
Household Durables - 0.8%
D.R. Horton, Inc.	1,151,179	82,160
KB Home	1,357,224	48,534
Lennar Corp. Class A	3,441,998	257,530
NVR, Inc. (a)	10,089	42,054
PulteGroup, Inc.	271,339	12,099
Toll Brothers, Inc.	1,342,803	56,693
		499,070
Internet & Direct Marketing Retail - 10.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	987,932	283,566
Amazon.com, Inc. (a)	1,281,660	4,422,957
Etsy, Inc. (a)	158,879	19,018
Farfetch Ltd. Class A (a)(b)	1,861,821	51,554
JD.com, Inc. sponsored ADR (a)	2,071,368	162,892
Ocado Group PLC (a)	4,146,794	138,414
Revolve Group, Inc. (a)	559,743	11,240
The Booking Holdings, Inc. (a)	56,563	108,061
The Honest Co., Inc. (a)(c)(d)	39,835	697
The RealReal, Inc. (a)	1,287,439	20,676
Wayfair LLC Class A (a)(b)	3,979,221	1,180,078
		6,399,153
Leisure Products - 0.2%
Callaway Golf Co.	370,456	7,728
Peloton Interactive, Inc. Class A (a)	1,214,350	93,104
		100,832
Multiline Retail - 0.3%
Dollar General Corp.	217,656	43,940
Dollar Tree, Inc. (a)	322,247	31,023
Ollie's Bargain Outlet Holdings, Inc. (a)	610,800	58,356
Target Corp.	356,201	53,861
		187,180
Specialty Retail - 2.2%
Carvana Co. Class A (a)	1,234,434	266,588
Floor & Decor Holdings, Inc. Class A (a)	439,430	32,184
Lowe's Companies, Inc.	1,742,187	286,921
RH (a)	779,607	257,699
The Home Depot, Inc.	1,339,881	381,920
TJX Companies, Inc.	1,997,573	109,447
Vroom, Inc.	121,598	8,345
Williams-Sonoma, Inc.	163,216	14,324
		1,357,428
Textiles, Apparel & Luxury Goods - 5.8%
adidas AG	1,299,033	394,681
Allbirds, Inc. (a)(c)(d)	307,430	3,554
Canada Goose Holdings, Inc. (a)(b)	1,516,752	37,199
Deckers Outdoor Corp. (a)	159,932	32,605
lululemon athletica, Inc. (a)	6,446,788	2,421,865
NIKE, Inc. Class B	1,858,790	207,980
On Holding AG (c)(d)	900	9,907
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,937,771	266,792
Tory Burch LLC Class B (c)(d)(e)	1,275,684	64,384
Under Armour, Inc. Class C (non-vtg.) (a)	387,669	3,431
VF Corp.	301,288	19,810
		3,462,208

TOTAL CONSUMER DISCRETIONARY		13,987,555

CONSUMER STAPLES - 2.0%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	113,005	99,668
Fever-Tree Drinks PLC	311,979	8,570
Keurig Dr. Pepper, Inc. (b)	2,740,334	81,744
Monster Beverage Corp. (a)	2,669,698	223,881
PepsiCo, Inc.	336,653	47,152
The Coca-Cola Co.	2,909,808	144,123
		605,138
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	616,991	214,503
Kroger Co.	1,202,758	42,914
Performance Food Group Co. (a)	1,364,656	49,824
		307,241
Food Products - 0.1%
Bunge Ltd.	333,063	15,194
Darling Ingredients, Inc. (a)	849,293	27,152
Freshpet, Inc. (a)	112,141	12,739
JDE Peet's BV	401,691	17,693
Mondelez International, Inc.	147,675	8,627
		81,405
Household Products - 0.2%
Church & Dwight Co., Inc.	247,370	23,705
Colgate-Palmolive Co.	199,034	15,775
Kimberly-Clark Corp.	77,380	12,207
Procter & Gamble Co.	408,876	56,560
		108,247
Personal Products - 0.0%
Unilever NV	44,278	2,573
Tobacco - 0.2%
Altria Group, Inc.	1,763,782	77,148
JUUL Labs, Inc. Class A (a)(c)(d)	44,067	4,564
Philip Morris International, Inc.	88,003	7,022
		88,734

TOTAL CONSUMER STAPLES		1,193,338

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EOG Resources, Inc.	694,411	31,485
Hess Corp.	2,515,996	115,836
Reliance Industries Ltd. (a)	268,958	4,382
Reliance Industries Ltd.	4,034,380	114,588
Valero Energy Corp.	203,845	10,720
		277,011
FINANCIALS - 0.8%
Banks - 0.5%
Bank of America Corp.	1,996,289	51,384
HDFC Bank Ltd. sponsored ADR	1,500,420	74,421
JPMorgan Chase & Co.	1,478,001	148,081
		273,886
Capital Markets - 0.3%
BlackRock, Inc. Class A	182,553	108,471
BM&F BOVESPA SA	4,600,100	49,372
Charles Schwab Corp.	1,183,000	42,032
Edelweiss Financial Services Ltd. (a)	2,105,764	2,301
		202,176
Consumer Finance - 0.0%
American Express Co.	117,938	11,981
Discover Financial Services	96,886	5,143
		17,124
Diversified Financial Services - 0.0%
DiamondPeak Holdings Corp. (a)	122,399	2,054
dMY Technology Group, Inc. (a)	1,332,592	15,138
		17,192
Insurance - 0.0%
GoHealth, Inc. (a)(b)	314,728	4,378

TOTAL FINANCIALS		514,756

HEALTH CARE - 16.3%
Biotechnology - 9.7%
AbbVie, Inc.	424,587	40,663
ACADIA Pharmaceuticals, Inc. (a)	7,313,233	289,531
ADC Therapeutics SA (a)	747,259	33,006
Agios Pharmaceuticals, Inc. (a)	642,577	26,352
Akouos, Inc. (a)	1,179,616	26,447
Akouos, Inc.	362,038	7,305
Alector, Inc. (a)	918,328	11,865
Alexion Pharmaceuticals, Inc. (a)	61,124	6,982
Allogene Therapeutics, Inc. (a)	563,094	20,074
Allovir, Inc. (a)	929,401	30,103
Allovir, Inc.	822,551	23,978
Alnylam Pharmaceuticals, Inc. (a)	4,531,640	601,077
ALX Oncology Holdings, Inc. (a)	135,653	5,486
Amgen, Inc.	778,253	197,147
AnaptysBio, Inc. (a)	33,485	580
Annexon, Inc. (a)	223,194	5,506
Arcutis Biotherapeutics, Inc. (a)	562,761	14,108
Argenx SE ADR (a)	497,709	115,105
Arrowhead Pharmaceuticals, Inc. (a)	155,926	6,586
Ascendis Pharma A/S sponsored ADR (a)	81,768	12,116
aTyr Pharma, Inc. (a)	383,563	1,442
Avidity Biosciences, Inc.	943,673	27,178
Axcella Health, Inc. (a)(f)	2,177,064	10,885
BeiGene Ltd. ADR (a)	1,747,469	422,136
Biogen, Inc. (a)	13,907	4,000
BioNTech SE ADR (a)(b)	1,864,299	114,188
BioXcel Therapeutics, Inc. (a)	638,035	26,000
Bridgebio Pharma, Inc. (a)(b)	276,557	8,258
Burning Rock Biotech Ltd. ADR	120,904	2,788
Calyxt, Inc. (a)	1,379,209	7,496
Cellectis SA sponsored ADR (a)	318,032	5,868
ChemoCentryx, Inc. (a)	3,198,239	171,106
Cibus Corp. Series C (a)(c)(d)(e)	7,264,850	11,043
Constellation Pharmaceuticals, Inc. (a)	199,368	4,197
Crinetics Pharmaceuticals, Inc. (a)	296,911	4,759
CRISPR Therapeutics AG (a)(b)	66,070	6,175
Cyclerion Therapeutics, Inc. (a)	319,215	2,177
Cyclerion Therapeutics, Inc. (a)(c)	543,695	3,708
Denali Therapeutics, Inc. (a)(b)	410,507	13,095
Evelo Biosciences, Inc. (a)	2,047,468	9,091
Exact Sciences Corp. (a)	197,377	14,861
Exelixis, Inc. (a)	212,600	4,724
Fate Therapeutics, Inc. (a)	2,214,265	80,599
Forma Therapeutics Holdings, Inc.	133,797	5,878
Fusion Pharmaceuticals, Inc. (a)	532,995	6,860
G1 Therapeutics, Inc. (a)	272,551	4,184
Generation Bio Co.	934,248	26,259
Generation Bio Co.	787,937	24,607
Homology Medicines, Inc. (a)	747,809	7,949
Immunomedics, Inc. (a)	836,222	37,262
Inhibrx, Inc. (a)	496,617	8,686
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(d)	156,370	0
Ionis Pharmaceuticals, Inc. (a)(f)	8,151,219	444,241
Iovance Biotherapeutics, Inc. (a)	387,535	12,917
Ironwood Pharmaceuticals, Inc. Class A (a)	1,910,893	19,300
iTeos Therapeutics, Inc. (a)	235,372	6,826
Karuna Therapeutics, Inc. (a)(f)	1,562,562	119,380
Keros Therapeutics, Inc.	265,723	14,227
Kymera Therapeutics, Inc. (a)	144,100	4,597
Legend Biotech Corp. ADR	87,040	2,959
Lexicon Pharmaceuticals, Inc. (a)(b)	4,390,333	7,683
Mirati Therapeutics, Inc. (a)	42,033	6,278
Moderna, Inc. (a)(b)	14,988,642	972,613
Momenta Pharmaceuticals, Inc. (a)	5,831,046	304,206
Morphic Holding, Inc. (a)	740,553	19,625
Nkarta, Inc. (a)(b)	21,622	533
Novavax, Inc. (a)(b)	81,262	8,966
ORIC Pharmaceuticals, Inc.	397,995	9,471
ORIC Pharmaceuticals, Inc. (a)	508,347	12,734
Passage Bio, Inc.	327,149	5,418
Poseida Therapeutics, Inc. (a)	1,284,280	12,059
Poseida Therapeutics, Inc.	906,572	7,661
Protagonist Therapeutics, Inc. (a)	954,541	21,382
Prothena Corp. PLC (a)	606,887	7,865
PTC Therapeutics, Inc. (a)	517,214	25,563
Regeneron Pharmaceuticals, Inc. (a)	479,534	297,278
Relay Therapeutics, Inc. (a)	578,648	23,256
Repare Therapeutics, Inc.	86,945	2,151
Repligen Corp. (a)	35,780	5,543
Revolution Medicines, Inc.	926,732	26,264
Rigel Pharmaceuticals, Inc. (a)(f)	9,638,920	24,001
Rubius Therapeutics, Inc. (a)(b)(f)	4,461,909	21,484
Sage Therapeutics, Inc. (a)	2,476,952	129,891
Sarepta Therapeutics, Inc. (a)	309,512	45,319
Scholar Rock Holding Corp. (a)	1,034,049	15,614
Seres Therapeutics, Inc. (a)(b)	4,225,347	111,929
Springworks Therapeutics, Inc. (a)	324,476	14,410
Syros Pharmaceuticals, Inc. (a)	1,163,965	15,423
Syros Pharmaceuticals, Inc. (a)(g)	938,007	12,429
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	118,434	702
TG Therapeutics, Inc. (a)	311,573	7,729
Translate Bio, Inc. (a)	2,619,549	36,909
Turning Point Therapeutics, Inc. (a)	201,073	15,720
Ultragenyx Pharmaceutical, Inc. (a)	76,370	6,496
uniQure B.V. (a)	781,209	31,850
UNITY Biotechnology, Inc. (a)	2,303,208	7,232
Vaxcyte, Inc.	1,206,159	54,615
Vertex Pharmaceuticals, Inc. (a)	519,771	145,078
Xencor, Inc. (a)	1,298,209	46,411
Zai Lab Ltd. ADR (a)	1,357,694	107,760
Zentalis Pharmaceuticals, Inc.	379,195	13,044
		5,816,518
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	350,075	38,323
Danaher Corp.	1,160,303	239,568
DexCom, Inc. (a)	759,157	322,953
Genmark Diagnostics, Inc. (a)	1,331,105	17,264
Inari Medical, Inc.	1,286	103
Insulet Corp. (a)	1,852,693	404,350
Intuitive Surgical, Inc. (a)	375,331	274,307
Novocure Ltd. (a)	3,736,483	309,194
Penumbra, Inc. (a)	458,058	95,803
Presbia PLC (a)(f)	1,105,143	27
Shockwave Medical, Inc. (a)	991,022	62,970
		1,764,862
Health Care Providers & Services - 0.9%
1Life Healthcare, Inc. (a)	849,879	24,791
Alignment Healthcare Partners unit (c)(d)	870,575	12,824
Centene Corp. (a)	744,357	45,644
Humana, Inc.	57,683	23,948
Laboratory Corp. of America Holdings (a)	51,082	8,978
Oak Street Health, Inc. (a)	85,345	3,809
Oak Street Health, Inc.	768,963	30,887
UnitedHealth Group, Inc.	1,221,821	381,880
		532,761
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	1,297,740	1,791
Teladoc Health, Inc. (a)(b)	146,282	31,552
		33,343
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	956,635	109,650
10X Genomics, Inc. Class B (g)	2,870,040	328,964
Adaptive Biotechnologies Corp. (a)	132,612	5,518
Berkeley Lights, Inc. (a)	57,795	3,780
Bruker Corp.	281,847	11,843
Nanostring Technologies, Inc. (a)	449,717	18,205
Thermo Fisher Scientific, Inc.	293,618	125,956
WuXi AppTec Co. Ltd. (H Shares) (g)	1,214,591	17,955
Wuxi Biologics (Cayman), Inc. (a)(g)	3,475,644	89,984
		711,855
Pharmaceuticals - 1.5%
Adimab LLC (c)(d)(e)	3,162,765	132,014
Akcea Therapeutics, Inc. (a)(b)	4,395,369	80,347
Bristol-Myers Squibb Co.	801,799	49,872
Dragonfly Therapeutics, Inc. (c)(d)	481,725	14,620
Fulcrum Therapeutics, Inc. (a)	717,675	5,217
Hansoh Pharmaceutical Group Co. Ltd. (a)(g)	2,550,785	12,058
Harmony Biosciences Holdings, Inc. (a)	230,082	8,150
Harmony Biosciences Holdings, Inc.	2,035,053	64,873
Intra-Cellular Therapies, Inc. (a)	2,892,493	52,701
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	257,184	3,563
Kaleido Biosciences, Inc. (a)(b)	1,284,918	8,082
MyoKardia, Inc. (a)	1,852,339	202,720
Nektar Therapeutics (a)(b)	3,762,430	72,765
OptiNose, Inc. (a)(b)(f)	2,890,618	13,152
Pliant Therapeutics, Inc.	632,219	15,900
Royalty Pharma PLC (c)(d)	9,467	0
Royalty Pharma PLC	809,181	33,484
Royalty Pharma PLC	1,213,800	45,204
Sienna Biopharmaceuticals, Inc. (a)(f)	1,897,608	15
Stemcentrx, Inc. rights 12/31/21 (a)(d)	2,065,715	0
Theravance Biopharma, Inc. (a)	1,877,756	34,419
UCB SA	323,763	38,451
		887,607

TOTAL HEALTH CARE		9,746,946

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	111,895	9,587
Lockheed Martin Corp.	85,614	33,412
Space Exploration Technologies Corp. Class A (a)(c)(d)	418,210	112,917
The Boeing Co.	141,096	24,243
		180,159
Air Freight & Logistics - 0.3%
FedEx Corp.	184,889	40,646
United Parcel Service, Inc. Class B	688,736	112,691
		153,337
Airlines - 0.7%
Delta Air Lines, Inc.	453,858	14,002
JetBlue Airways Corp. (a)	5,233,007	60,284
Ryanair Holdings PLC sponsored ADR (a)	358,461	28,999
Southwest Airlines Co.	3,602,786	135,393
Spirit Airlines, Inc. (a)(b)	1,270,403	22,715
United Airlines Holdings, Inc. (a)	635,609	22,882
Wheels Up Partners Holdings LLC Series B (a)(c)(d)(e)	12,825,647	39,118
Wizz Air Holdings PLC (a)(g)	2,356,986	122,499
		445,892
Building Products - 0.1%
The AZEK Co., Inc.	253,890	10,024
Trane Technologies PLC	611,651	72,413
		82,437
Electrical Equipment - 0.2%
AMETEK, Inc.	20,273	2,041
Eaton Corp. PLC	236,564	24,153
Emerson Electric Co.	320,200	22,244
Generac Holdings, Inc. (a)	249,274	47,357
		95,795
Industrial Conglomerates - 0.2%
3M Co.	289,874	47,255
General Electric Co.	643,023	4,077
Honeywell International, Inc.	265,999	44,036
		95,368
Machinery - 0.8%
Caterpillar, Inc.	263,722	37,530
Deere & Co.	519,765	109,182
Fortive Corp.	243,611	17,567
Illinois Tool Works, Inc.	546,051	107,872
Ingersoll Rand, Inc. (a)	97,009	3,401
Nikola Corp. (a)(b)	2,612,113	106,600
Xylem, Inc.	970,630	77,825
		459,977
Professional Services - 0.0%
CoStar Group, Inc. (a)	9,803	8,319
Road & Rail - 0.7%
Kansas City Southern	382,634	69,655
Lyft, Inc. (a)	1,022,560	30,339
Uber Technologies, Inc. (a)	5,262,812	176,988
Union Pacific Corp.	870,423	167,504
		444,486

TOTAL INDUSTRIALS		1,965,770

INFORMATION TECHNOLOGY - 41.3%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	28,536	6,376
Ciena Corp. (a)	2,399,448	136,217
Infinera Corp. (a)(f)	12,351,436	90,042
Lumentum Holdings, Inc. (a)	414,514	35,648
		268,283
Electronic Equipment & Components - 0.1%
Arlo Technologies, Inc. (a)	1,556,947	8,921
II-VI, Inc. (a)	872,668	38,834
TE Connectivity Ltd.	16,726	1,616
Trimble, Inc. (a)	660,228	34,603
		83,974
IT Services - 8.6%
Accenture PLC Class A	121,837	29,232
Actua Corp. (a)(d)	1,538,182	77
BigCommerce Holdings, Inc. (a)(b)	61,488	7,243
Black Knight, Inc. (a)	427,207	35,928
IBM Corp.	33,427	4,122
MasterCard, Inc. Class A	1,620,393	580,409
MongoDB, Inc. Class A (a)	23,837	5,573
Okta, Inc. (a)	265,369	57,153
PayPal Holdings, Inc. (a)	4,397,025	897,609
Riskified Ltd. (a)(c)(d)	719,400	6,845
Riskified Ltd. warrants (a)(c)(d)	4,733	0
Shift4 Payments, Inc.	139,124	7,008
Shopify, Inc. Class A (a)	2,286,973	2,442,810
Square, Inc. (a)	1,646,360	262,693
Twilio, Inc. Class A (a)	126,992	34,257
Visa, Inc. Class A	2,853,648	604,945
Wix.com Ltd. (a)	405,661	119,520
Worldline SA (a)(g)	396,732	36,464
		5,131,888
Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices, Inc. (a)	9,343,248	848,554
Applied Materials, Inc.	1,142,108	70,354
ASML Holding NV	315,000	117,867
Broadcom, Inc.	129,971	45,119
Cirrus Logic, Inc. (a)	1,619,425	98,121
Cree, Inc. (a)	393,885	24,854
Inphi Corp. (a)	446,141	50,851
Intel Corp.	63,684	3,245
KLA-Tencor Corp.	199,620	40,950
Marvell Technology Group Ltd.	2,680,118	103,935
Micron Technology, Inc. (a)	1,734,426	78,934
NVIDIA Corp.	9,562,584	5,115,801
Qualcomm, Inc.	516,388	61,502
Silicon Laboratories, Inc. (a)(f)	2,881,219	295,066
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,363,061	108,023
Teradyne, Inc.	126,732	10,768
Texas Instruments, Inc.	713,814	101,469
Xilinx, Inc.	230,169	23,974
		7,199,387
Software - 12.2%
2U, Inc. (a)(b)	337,056	13,951
Adobe, Inc. (a)	1,109,434	569,572
Agora, Inc. ADR (a)(b)	72,075	3,444
Atlassian Corp. PLC (a)	133,593	25,618
Autodesk, Inc. (a)	686,765	168,738
Avalara, Inc. (a)	132,783	17,582
Bill.Com Holdings, Inc. (a)	15,047	1,489
Cloudflare, Inc. (a)	5,878,783	224,922
Coupa Software, Inc. (a)	95,160	31,188
Crowdstrike Holdings, Inc. (a)	151,869	19,094
Datadog, Inc. Class A (a)	51,983	4,343
DocuSign, Inc. (a)	40,962	9,135
Duck Creek Technologies, Inc. (a)	58,993	2,300
Elastic NV (a)	171,985	18,674
Epic Games, Inc. (c)(d)	51,800	29,785
HubSpot, Inc. (a)	946,544	283,660
Intuit, Inc.	374,210	129,248
Jamf Holding Corp. (a)(b)	67,178	2,593
LivePerson, Inc. (a)	838,755	50,040
Medallia, Inc. (a)(b)	289,789	10,487
Microsoft Corp.	12,125,775	2,734,726
Nutanix, Inc. Class A (a)	12,310,732	353,441
Oracle Corp.	1,859,828	106,419
Outset Medical, Inc. (a)(c)(d)	432,182	1,271
Paylocity Holding Corp. (a)	103,594	15,254
Ping Identity Holding Corp. (a)	354,508	12,220
Pluralsight, Inc. (a)	784,944	15,024
RingCentral, Inc. (a)	38,475	11,187
Salesforce.com, Inc. (a)	7,696,217	2,098,374
Snowflake Computing, Inc. Class B (c)(d)	32,508	1,260
The Trade Desk, Inc. (a)	149,733	72,066
Workday, Inc. Class A (a)	56,369	13,512
Zendesk, Inc. (a)	1,159,982	111,799
Zoom Video Communications, Inc. Class A (a)	199,519	64,864
Zscaler, Inc. (a)	621,016	89,016
		7,316,296
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	35,622,064	4,596,671
Pure Storage, Inc. Class A (a)	6,638,347	101,301
Samsung Electronics Co. Ltd.	538,235	24,475
		4,722,447

TOTAL INFORMATION TECHNOLOGY		24,722,275

MATERIALS - 0.4%
Chemicals - 0.1%
Albemarle Corp. U.S.	74,923	6,819
Dow, Inc.	271,836	12,265
DuPont de Nemours, Inc.	301,075	16,788
		35,872
Containers & Packaging - 0.0%
Ball Corp.	251,332	20,200
Sealed Air Corp.	211,146	8,298
		28,498
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada)	5,097,096	150,996
Freeport-McMoRan, Inc.	1,277,172	19,937
		170,933

TOTAL MATERIALS		235,303

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	273,685	68,189
Ant International Co. Ltd. Class C (a)(c)(d)	1,658,265	18,307
		86,496
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)	989,401	50,746

TOTAL REAL ESTATE		137,242

TOTAL COMMON STOCKS
(Cost $16,564,315)		59,201,699

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Rivian Automotive, Inc. Series E (c)(d)	2,713,913	42,039
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(e)	82,137	11,382
Topgolf International, Inc. Series F (a)(c)(d)	819,532	9,007
		20,389
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series B (a)(c)(d)	384,303	18,842
The Honest Co., Inc.:
Series C (a)(c)(d)	92,950	3,593
Series D (a)(c)(d)	69,363	3,174
		25,609
Specialty Retail - 0.0%
Fanatics, Inc. Series E (c)(d)	558,178	9,651
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	121,335	1,403
Series B (a)(c)(d)	21,315	246
Series C (a)(c)(d)	203,730	2,355
Series D (c)(d)	260,897	3,016
Series Seed (a)(c)(d)	406,151	4,695
Freenome, Inc. Series C (c)(d)	900,884	5,958
		17,673
TOTAL CONSUMER DISCRETIONARY		115,361
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	643,820	24,581
Sweetgreen, Inc.:
Series C (c)(d)	5,291	83
Series D (c)(d)	85,105	1,332
Series H (a)(c)(d)	705,259	11,037
Series I (c)(d)	200,582	3,139
		40,172
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	1,060,308	6,716
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	22,033	2,282
TOTAL CONSUMER STAPLES		49,170
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc. Series B (c)(d)	416,094	5,309
Sonder Holdings, Inc.:
Series D1 (c)(d)	965,896	10,400
Series E (c)(d)	1,478,345	15,917
		31,626
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	863,631	3,817
TOTAL FINANCIALS		35,443
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(c)(d)	590,383	6,170
Adagio Theraputics, Inc. Series A (c)(d)	413,930	3,311
Element Biosciences, Inc. Series B (c)(d)	1,096,312	5,624
Immunocore Ltd. Series A (a)(c)(d)	70,105	11,163
Intarcia Therapeutics, Inc.:
Series CC (a)(c)(d)	1,051,411	0
Series DD (a)(c)(d)	1,543,687	0
Nuvation Bio, Inc. Series A (a)(c)(d)(h)	13,044,100	12,261
Seer, Inc.:
Series D1 (c)(d)	1,490,748	5,590
Series D1 (c)(d)	1,490,748	225
Taysha Gene Therapies, Inc. Series B (c)(d)	330,967	5,626
		49,970
Health Care Providers & Services - 0.0%
Conformal Medical, Inc. Series C (c)(d)	1,067,180	3,913
Mulberry Health, Inc. Series A-8 (a)(c)(d)	2,790,742	12,694
		16,607
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	589,863	3,044
Series B 8.00%(a)(c)(d)	1,917,058	9,892
Series C, 8.00% (a)(c)(d)	2,688,186	13,871
Vor Biopharma, Inc. (c)(d)	5,507,079	2,864
		29,671
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B (a)(c)(d)	16,803	8,104
Series C (c)(d)	13,100	6,318
Foghorn Therapeutics, Inc. (c)(d)	668,973	5,017
Nohla Therapeutics, Inc. Series B (a)(c)(d)	9,124,200	0
		19,439
TOTAL HEALTH CARE		115,687
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	58,395
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	5,833,137	12,133
TOTAL INDUSTRIALS		70,528
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.0%
Starry, Inc.:
Series B (a)(c)(d)	9,869,159	14,113
Series C 0.00 (a)(c)(d)	5,234,614	7,485
Series D (a)(c)(d)	10,743,446	15,363
		36,961
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	923,523	29
Riskified Ltd. Series E (c)(d)	564,050	5,367
		5,396
Software - 0.2%
Bird Rides, Inc.:
Series C (a)(c)(d)	348,328	3,734
Series D (c)(d)	415,100	4,450
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	19,513
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	7,578,338	0
Outset Medical, Inc.:
Series C (a)(c)(d)	1,244,716	3,659
Series D (a)(c)(d)	1,525,901	5,920
Series E (c)(d)	1,652,363	4,858
Taboola.Com Ltd. Series E (a)(c)(d)	1,337,420	47,532
UiPath, Inc.:
Series A1 (a)(c)(d)	587,070	10,916
Series B1 (a)(c)(d)	29,247	544
Series B2 (a)(c)(d)	145,650	2,708
		103,834
TOTAL INFORMATION TECHNOLOGY		146,191

TOTAL CONVERTIBLE PREFERRED STOCKS		532,380

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (c)(d)	17,893,728	358
Waymo LLC Series A2 (c)(d)	44,767	3,844
		4,202
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	1,107,600	8,872
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	464,607	1,979
Class B (a)(c)(d)	336,308	1,456
Series C (c)(d)	478,304	1,914
		5,349
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	46,864	22,602
Faraday Pharmaceuticals, Inc. Series B (d)	641,437	975
		23,577
TOTAL HEALTH CARE		28,926

TOTAL NONCONVERTIBLE PREFERRED STOCKS		42,000

TOTAL PREFERRED STOCKS
(Cost $614,860)		574,380
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	3,596	3,596
4% 6/12/27 (c)(d)	743	743
		4,339
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Kronos Bio, Inc. 0% 2/28/22 (c)(d)	4,602	4,602
TOTAL CONVERTIBLE BONDS
(Cost $8,941)		8,941

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21(c)(d)
(Cost $13,682)	13,682	17,403
	Shares	Value (000s)

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.12% (i)	60,770,528	60,783
Fidelity Securities Lending Cash Central Fund 0.11% (i)(j)	872,582,537	872,670
TOTAL MONEY MARKET FUNDS
(Cost $933,449)		933,453
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $18,135,247)		60,735,876
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(849,607)
NET ASSETS - 100%		$59,886,269

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,057,694,000 or 1.8% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated company

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $620,353,000 or 1.0% of net assets.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$8,197
Adagio Theraputics, Inc. Series A	7/15/20	$3,311
Adimab LLC	9/17/14 - 6/5/15	$47,981
Agbiome LLC Series C	6/29/18	$6,716
Alignment Healthcare Partners unit	2/28/20	$10,550
Allbirds, Inc.	10/9/18	$3,372
Allbirds, Inc. Series A	10/9/18	$1,331
Allbirds, Inc. Series B	10/9/18	$234
Allbirds, Inc. Series C	10/9/18	$2,234
Allbirds, Inc. Series D	12/23/19	$3,362
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$4,077
Ant International Co. Ltd. Class C	5/16/18	$9,303
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Bird Rides, Inc. Series C	12/21/18	$4,091
Bird Rides, Inc. Series D	9/30/19	$5,362
Blink Health LLC Series C	11/7/19	$24,578
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$15,506
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$6,920
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$5,395
Cibus Corp. Series C	2/16/18	$9,500
Cibus Corp. Series D	5/10/19	$3,426
Clover Health Series D	6/7/17	$8,099
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$590
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$5,751
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$10,182
Conformal Medical, Inc. Series C	7/24/20	$3,913
Cyclerion Therapeutics, Inc.	4/2/19	$8,052
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Dragonfly Therapeutics, Inc.	12/19/19	$12,746
Element Biosciences, Inc. Series B	12/13/19	$5,745
Epic Games, Inc.	7/13/20 - 7/30/20	$29,786
Fanatics, Inc. Series E	8/13/20	$9,651
Foghorn Therapeutics, Inc.	7/17/20	$5,017
Freenome, Inc. Series C	8/14/20	$5,958
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$13,682
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$1,299
JUUL Labs, Inc. Series E	7/6/18	$650
Kronos Bio, Inc. 0% 2/28/22	8/20/20	$4,602
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$11,467
Mulberry Health, Inc. Series A-8	1/20/16	$18,851
Neutron Holdings, Inc. Series 1D	1/25/19	$4,339
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$3,596
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$743
Nohla Therapeutics, Inc. Series B	5/1/18	$4,161
Nuvation Bio, Inc. Series A	6/17/19	$10,062
On Holding AG	2/6/20	$8,202
Outset Medical, Inc.	4/19/17 - 8/20/18	$946
Outset Medical, Inc. Series C	4/19/17	$2,216
Outset Medical, Inc. Series D	8/20/18	$4,410
Outset Medical, Inc. Series E	1/27/20	$3,635
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	$4,240
Reddit, Inc. Series B	7/26/17	$5,456
Riskified Ltd.	12/20/19 - 4/15/20	$6,506
Riskified Ltd. Series E	10/28/19	$5,367
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$42,039
Royalty Pharma PLC	5/21/15	$1,116
Seer, Inc. Series D1	5/12/20 - 8/20/20	$5,815
Snowflake Computing, Inc. Class B	3/19/20	$1,261
Sonder Holdings, Inc. Series D1	12/20/19	$10,138
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$15,917
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C 0.00	12/8/17	$4,826
Starry, Inc. Series D	3/6/19 - 7/30/20	$15,363
Sweetgreen, Inc. Series C	9/13/19	$90
Sweetgreen, Inc. Series D	9/13/19	$1,455
Sweetgreen, Inc. Series H	11/9/18	$9,197
Sweetgreen, Inc. Series I	9/13/19	$3,430
Taboola.Com Ltd. Series E	12/22/14	$13,943
Taysha Gene Therapies, Inc. Series B	7/2/20	$5,626
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Topgolf International, Inc. Series F	11/10/17	$11,337
Tory Burch LLC Class B	12/31/12 - 5/14/15	$82,999
UiPath, Inc. Series A1	6/14/19	$7,701
UiPath, Inc. Series B1	6/14/19	$384
UiPath, Inc. Series B2	6/14/19	$1,911
Vor Biopharma, Inc.	6/30/20	$2,864
Waymo LLC Series A2	5/8/20	$3,844
Wheels Up Partners Holdings LLC Series B	9/18/15 - 5/16/19	$39,183
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140
Yumanity Holdings LLC Class B	6/19/18	$2,815
Yumanity Holdings LLC Series C	6/19/20	$1,914

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$269
Fidelity Securities Lending Cash Central Fund	3,310
Total	$3,579

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ACADIA Pharmaceuticals, Inc.	$356,627	$8,095	$32,006	$--	$14,375	$(57,561)	$--
Actua Corp.	453	--	11	--	12	(376)	--
Akcea Therapeutics, Inc.	101,194	--	14,075	--	(4,506)	(2,265)	--
Arlo Technologies, Inc.	14,633	--	9,074	--	(24,816)	28,178	--
Axcella Health, Inc.	3,821	6,101	295	--	89	1,169	10,885
Infinera Corp.	79,794	2,559	4,107	--	1,054	10,742	90,042
Ionis Pharmaceuticals, Inc.	528,346	27,164	31,033	--	13,247	(93,483)	444,241
Karuna Therapeutics, Inc.	86,032	6,235	6,010	--	5,105	23,755	119,380
Karuna Therapeutics, Inc.	24,967	--	--	--	--	(20,704)	--
Lexicon Pharmaceuticals, Inc.	20,529	--	3,266	--	(17,147)	7,567	--
lululemon athletica, Inc.	1,492,234	43,181	79,815	--	74,656	891,608	--
Momenta Pharmaceuticals, Inc.	100,894	27,945	72,906	--	40,421	207,852	--
OptiNose, Inc.	24,547	2,602	841	--	(163)	(12,993)	13,152
Presbia PLC	7	--	--	--	(166)	186	27
Rigel Pharmaceuticals, Inc.	23,046	--	1,366	--	(1,403)	3,724	24,001
Rubius Therapeutics, Inc.	30,122	6,828	2,115	--	(2,267)	(11,084)	21,484
Sienna Biopharmaceuticals, Inc.	336	--	3	--	(242)	(76)	15
Silicon Laboratories, Inc.	318,613	13,765	26,808	--	7,814	(18,318)	295,066
Syros Pharmaceuticals, Inc.	6,242	--	477	--	27	9,630	--
Syros Pharmaceuticals, Inc.	4,784	--	--	--	--	7,645	--
Translate Bio, Inc.	30,813	2,479	8,259	--	1,019	10,858	--
UNITY Biotechnology, Inc.	17,120	3,644	2,414	--	(4,453)	(6,665)	--
	$3,265,154	$150,598	$294,881	$--	$102,656	$979,389	$1,018,293

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.